Leases - Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Leases [Abstract]
Remainder of 2021	$ 3,050
Year one	3,603	$ 3,622
Year two	2,760	3,133
Year three	1,677	2,300
Year four	1,039	1,648
Year five		1,039
After year four	443
Thereafter		443
Total undiscounted lease payment	12,572	12,185
Less: imputed interest	(1,022)	(1,141)
Total lease liabilities	$ 11,550	$ 11,044	$ 14,300